Loans and other financial assets at amortized cost - Changes in gross carrying amount of other financial assets (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in gross carrying amount of other receivables [Line Items]
Beginning balance	₩ 9,286,004	₩ 7,532,031	₩ 8,270,365
Changes in gross carrying amount of other receivables [Abstract]
Transfer to 12-month expected credit losses	0	0	0
Transfer to lifetime expected credit losses	0	0	0
Transfer to credit-impaired financial assets	0	0	0
Charge off	24	(9,965)	(2,151)
Disposal	(922)	(1,716)	(1,847)
Net increase (decrease)	(298,797)	1,765,654	(813,047)
Changes due to business combination	368		78,711
Ending balance	8,986,677	9,286,004	7,532,031
Stage 1
Reconciliation of changes in gross carrying amount of other receivables [Line Items]
Beginning balance	9,004,539	7,267,426	8,059,844
Changes in gross carrying amount of other receivables [Abstract]
Transfer to 12-month expected credit losses	9,765	8,909	8,760
Transfer to lifetime expected credit losses	(38,248)	(27,369)	(15,305)
Transfer to credit-impaired financial assets	(1,484)	(1,877)	(1,900)
Charge off	0	0	0
Disposal	(5)	0	0
Net increase (decrease)	(88,214)	1,757,450	(856,008)
Changes due to business combination	368		72,035
Ending balance	8,886,721	9,004,539	7,267,426
Stage 2
Reconciliation of changes in gross carrying amount of other receivables [Line Items]
Beginning balance	106,597	76,418	92,647
Changes in gross carrying amount of other receivables [Abstract]
Transfer to 12-month expected credit losses	(9,749)	(8,894)	(8,737)
Transfer to lifetime expected credit losses	38,265	27,399	15,334
Transfer to credit-impaired financial assets	(2,824)	(1,638)	(701)
Charge off	0	0	0
Disposal	0	0	0
Net increase (decrease)	(110,835)	13,312	(26,539)
Changes due to business combination	0		4,414
Ending balance	21,454	106,597	76,418
Stage 3
Reconciliation of changes in gross carrying amount of other receivables [Line Items]
Beginning balance	174,868	188,187	117,874
Changes in gross carrying amount of other receivables [Abstract]
Transfer to 12-month expected credit losses	(16)	(15)	(23)
Transfer to lifetime expected credit losses	(17)	(30)	(29)
Transfer to credit-impaired financial assets	4,308	3,515	2,601
Charge off	24	(9,965)	(2,151)
Disposal	(917)	(1,716)	(1,847)
Net increase (decrease)	(99,748)	(5,108)	69,500
Changes due to business combination	0		2,262
Ending balance	₩ 78,502	₩ 174,868	₩ 188,187